Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	$ (2,681,330)	$ 913,401	$ 368,614
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Provision for expected credit losses	148,004	83,669	58,188
Depreciation and amortization expenses	262,655	269,346	325,518
Amortization of operating right-of-use assets	838,229	878,872	914,198
Amortization of finance right-of-use assets	28,189	26,379	24,312
Interest accretion for finance leases	3,533	4,366	4,854
(Loss)/Earnings in equity method investment	125,546	(8,873)	(28,747)
(Loss)/Gain from disposal of property and other equipment	556	(66,042)	194
Deferred taxes	(4,450)	14,193	43,964
Non-employee share-based compensation	2,315,089
Changes in operating assets and liabilities:
Accounts receivable	(437,998)	(607,925)	(69,964)
Inventories	34,190	28,179	(68,586)
Prepaid expenses and other current assets	40,985	(101,396)	(190,802)
Amount due from related parties	(661,058)	(520,457)	(241,177)
Other non-current assets	(145,532)	116,737	24,284
Accounts payable	(351,046)	245,591	(5,849)
Accrued expenses and other current liabilities	(57,642)	(358,933)	(279,056)
Income tax payable	(4,249)	(30,314)	(24,599)
Notes payable	661,845	(43,779)	756
Amount due to related parties	175,213	(177,982)	64,506
Advances from customers	108,088	(23,068)	59,336
Operating lease liabilities	(926,655)	(939,694)	(952,516)
Net cash provided by/(used in) operating activities	(527,838)	(297,730)	27,428
CASH FLOWS FROM INVESTING ACTIVITIES
Interest-free loans to related parties	(3,634,884)	(1,379,441)	(389,120)
Collection of interest-free loans to related parties	2,117,067	623,751	470,127
Interest-free loans to third parties	(1,312,952)	(246,355)	(225,772)
Collection of interest-free loans to third parties		1,207	4,222
Purchases of property, equipment and software	(227,463)	(80,669)	(761,306)
Purchase of long-term investment			(87,851)
Net cash used in investing activities	(3,058,232)	(1,081,507)	(989,700)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank overdrafts	6,521,730	919,034	1,094,464
Repayments of bank overdrafts	(6,601,510)	(996,165)	(748,563)
Proceeds from long-term bank loans	46,719		371,161
Repayments of long-term bank loans	(73,948)	(63,451)	(67,531)
Proceeds from liability related to sale of future receivables	1,868,766
Repayment of liability related to sale of future receivables	(817,585)
Capital injection from shareholders	604	946,261	117,329
Contribution from a non-controlling shareholder	616
Proceeds from Initial Public Offering	5,000,000
Proceeds from full exercise of over-allotment option	750,000
Install payments of finance leases	(40,351)	(37,760)	(41,242)
Loan from third parties			63,629
Repayments of loan from third parties	(36,266)
Payment for offering cost related to Initial Public Offering	(1,271,093)
Deemed distribution	(1,833,000)
Net cash provided by financing activities	3,514,682	767,919	789,247
Effect of exchange rate changes	(57,992)	62,085	63,498
Net change in cash	(129,380)	(549,233)	(109,527)
Cash at beginning of the year	545,472	1,094,705	1,204,232
Cash at end of the year	416,092	545,472	1,094,705
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid	282,201	450,571	321,899
Interest expense paid	268,582	127,063	111,134
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES
Additions of operating lease right-of-use assets in exchange of operating lease liabilities	1,551,899	107,446	174,110
Additions of finance lease right-of-use assets in exchange of finance lease liabilities			$ 64,943